Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000030507
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Intermediate Duration Institutional Class
Without Sales Load [Member] | C000030507
Average Annual Return [Line Items]
Average Annual Return, Percent	2.84%	(0.18%)	2.13%
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)	1.84%